Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of changes in accounting policies, accounting estimates and errors]
3.	Significant accounting judgements, estimates and assumptions
The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses. The judgments, estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant, including expectations of future events that are believed to be reasonable under the circumstances. However, the resulting accounting estimates may differ from actual results.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. No changes were made to the estimates and assumptions used in the last year.
The areas involving significant estimates or judgements are:
Revenue recognition (Note 6)
The Group has determined that a portion of the transaction price under capitation revenue contracts is variable as the contracts contain provisions for performance-based incentives, performance guarantees and risk shares where amounts received are dependent upon factors such as quality metrics, member-specific attributes, and healthcare service costs. The variable portion of capitation revenue is estimated using the most likely amount methodology and amounts are only included in revenue to the extent that it is highly probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved. Capitation revenue is recognised gross when it is assessed that the performance obligation relates to the whole of the patient journey with the Group responsible for arranging, providing and controlling the VBC services provided to the attributed members. This is a significant judgement when assessing the performance obligation. For the year ended 31 December 2020 Capitation revenue totalling $26,038 thousand (2019: $0) was recognised gross.
Capitalization of development costs (Note 15)
The Group capitalizes expenditures for the development of technology to the extent that it is expected to meet the criteria in accordance with IAS 38,
Intangible Assets
(“IAS 38”). The decision to capitalize is based on significant judgments made by management, including the technical feasibility of completing the intangible asset so that it will be available for use or sale and assumptions used to demonstrate that the asset will generate probable future economic benefits (e.g., projected cash flow projections, discount rate). Development Costs of $43,027 thousand (2019:$36,036 thousand) were capitalized in the year based on a model whereby a percentage is allocated to employee related expenses based on the time spent on the development of assets. All employee expenses included in this balance relate to employees in the technology departments, and the percentage attributable varies dependent on the nature of the work performed and the type of asset being developed.
Impairment of intangible assets (Note 15)
The carrying values of our long-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. If any indication exists, then the asset’s recoverable amount is estimated. Determining the recoverable amount is subjective and requires management to estimate future growth, profitability, discount and terminal growth rates, and project future cash flows, among other factors. Future events and changing market conditions may impact our assumptions as to prices, costs or other factors that may result in changes to our estimates of future cash flows.
If we conclude that a definite or indefinite long-lived intangible asset is impaired, we recognize a loss in an amount equal to the excess of the carrying value of the asset over its fair value at the date of impairment. The fair value at the date of the impairment becomes the new cost basis and will result in a lower depreciation expense than for periods before the asset’s impairment.
Consolidation (Note 16)
The Group holds certain rights in the form of purchase options to acquire additional equity interests in entities that it has an existing shareholding in. These rights are assessed as either substantive or protective in nature to conclude whether the Group exercises control over the entity. This assessment requires judgement relating to both the barriers that may prevent, and the extent to which the Group would benefit from, exercise of those rights and determines whether the Group should consolidate the entity.